Proforma Consolidated Income Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
REVENUES	$ 1,803,768	$ 1,130,854
COSTS AND EXPENSES:
Direct operating expenses	1,115,770	773,701
Depreciation and amortization expense	176,298	149,930
General and administrative expenses	227,652	198,973
Operating income (loss)	284,048	8,250
Loss on early extinguishment of debt	46,451	0
Interest expense, net of amounts capitalized	42,389	43,688
Other (income) expense, net	(7,585)	613
Income (loss) from continuing operations before tax	202,793	(36,051)
Income tax (expense) benefit	(76,169)	15,285
Income (loss) from continuing operations	126,624	(20,766)
Income from discontinued operations, net of tax	(10,303)	95,113
Net income	116,321	74,347
Loss attributable to noncontrolling interest	(806)	(3,146)
INCOME ATTRIBUTABLE TO KEY	$ 117,127	$ 77,493
Earnings per share attributable to Key:
Basic	$ 0.79	$ 0.57
Diluted	$ 0.79	$ 0.57
Weighted average shares outstanding:
Basic	150,397	136,917
Diluted	150,705	136,917